RiverNorth Patriot ETF
Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.5%
Advertising - 0.4%
The Trade Desk, Inc. - Class A (a)	228	$13,623

Agriculture - 0.5%
Altria Group, Inc.	370	14,941

Airlines - 0.4%
Southwest Airlines Co. (a)	433	13,354

Banks - 7.7%
Bank OZK	143	5,657
BOK Financial Corp.	81	7,198
Citizens Financial Group, Inc.	213	7,319
Comerica, Inc.	98	6,968
Commerce Bancshares, Inc.	105	6,947
Cullen/Frost Bankers, Inc.	52	6,875
East West Bancorp, Inc.	105	7,050
Fifth Third Bancorp	221	7,063
First Citizens BancShares, Inc. - Class A	9	7,177
First Financial Bankshares, Inc.	168	7,027
First Horizon Corp.	308	7,053
First Republic Bank	53	6,919
Glacier Bancorp, Inc.	140	6,878
Huntington Bancshares, Inc.	546	7,196
KeyCorp	442	7,081
M&T Bank Corp.	40	7,053
Old National Bankcorp	333	5,485
Pinnacle Financial Partners, Inc.	87	7,056
Prosperity Bancshares, Inc.	105	7,001
Regions Financial Corp.	343	6,884
Signature Bank of New York	47	7,097
SouthState Corp.	91	7,200
SVB Financial Group (a)	21	7,051
Synovus Financial Corp.	190	7,127
The PNC Financial Services Group, Inc.	58	8,666
Truist Financial Corp.	200	8,708
United Bankshares, Inc.	153	5,470
U.S. Bancorp	211	8,508
Valley National Bancorp	642	6,934
Webster Financial Corp.	157	7,096
Wells Fargo & Co.	217	8,728
Western Alliance Bancorp	103	6,771
Wintrust Financial Corp.	68	5,545
Zions Bancorp NA	133	6,764
		239,552
Beverages - 0.4%
Constellation Brands, Inc. - Class A	59	13,551

Biotechnology - 1.4%
Ionis Pharmaceuticals, Inc. (a)	326	14,419
Sarepta Therapeutics, Inc. (a)	126	13,928
Seagen, Inc. (a)	100	13,683
		42,030
Building Materials - 2.2%
Builders FirstSource, Inc. (a)	253	14,907
Martin Marietta Materials, Inc.	44	14,172
MDU Resources Group, Inc.	495	13,538
Trex Co., Inc. (a)	280	12,303
Vulcan Materials Co.	89	14,036
		68,956
Commercial Services - 3.0%
ADT, Inc.	1,800	13,482
Affirm Holdings, Inc.	276	5,178
Block, Inc. (a)	128	7,039
Booz Allen Hamilton Holding Corp.	148	13,668
HealthEquity, Inc. (a)	192	12,896
Paylocity Holding Corp. (a)	58	14,011
R1 RCM, Inc. (a)	739	13,694
Toast, Inc.	767	12,824
		92,792
Computers - 0.4%
CACI International, Inc. - Class A (a)	51	13,314
Science Applications International, Corp.	136	12,027
		25,341
Distribution & Wholesale - 0.4%
SiteOne Landscape Supply, Inc. (a)	117	12,184

Diversified Financial Services - 2.7%
Ally Financial, Inc.	249	6,930
Ameriprise Financial, Inc.	28	7,054
Apollo Global Management, Inc.	145	6,742
Capital One Financial Corp.	77	7,097
Cboe Global Markets, Inc.	61	7,160
Credit Acceptance Corp. (a)	16	7,008
Discover Financial Services	78	7,092
LPL Financial Holdings, Inc.	33	7,210
SoFi Technologies, Inc. (a)(b)	1069	5,217
Synchrony Financial	252	7,104
The Charles Schwab Corp.	121	8,696
T. Rowe Price Group, Inc.	66	6,931
		84,241
Electric - 11.1%
Alliant Energy Corp.	217	11,499
Ameren Corp.	145	11,680
American Electric Power Co., Inc.	132	11,411
Avangrid, Inc.	281	11,718
CenterPoint Energy, Inc.	413	11,638
CMS Energy Corp.	199	11,590
Consolidated Edison, Inc.	135	11,578
Constellation Energy Corp.	148	12,312
Dominion Energy, Inc.	187	12,924
DTE Energy Co.	102	11,735
Duke Energy Corp.	141	13,116
Edison International	200	11,316
Entergy Corp.	116	11,673
Evergy, Inc.	197	11,702
Eversource Energy	149	11,616
Exelon Corp.	310	11,613
FirstEnergy Corp.	323	11,951
IDACORP, Inc.	104	10,297
NextEra Energy, Inc.	172	13,487
NRG Energy, Inc.	313	11,978
OGE Energy Corp.	322	11,740
PG&E Corp. (a)	986	12,325
Pinnacle West Capital Corp.	181	11,676
PPL Corp.	456	11,560
Public Service Enterprise Group, Inc.	207	11,640
The Southern Co.	194	13,192
Vistra Corp.	562	11,802
WEC Energy Group, Inc.	130	11,626
Xcel Energy, Inc.	180	11,520
		343,915
Energy-Alternate Sources - 0.4%
Sunrun, Inc.	403	11,119

Engineering & Construction - 0.4%
MasTec, Inc. (a)	192	12,192

Entertainment - 0.9%
Caesars Entertainment, Inc. (a)	398	12,840
Churchill Downs, Inc.	75	13,811
		26,651
Environmental Control - 0.9%
Republic Services, Inc.	98	13,332
Waste Management, Inc.	93	14,900
		28,232
Food - 2.1%
Albertsons Cos., Inc. - Class A	550	13,673
Flowers Foods, Inc.	481	11,876
Performance Food Group Co. (a)	307	13,431
The Kroger Co.	308	13,229
US Foods Holding Corp. (a)	508	13,431
		65,640
Gas - 1.2%
Atmos Energy Corp.	115	11,713
National Fuel Gas Co.	219	13,479
NiSource, Inc.	459	11,562
		36,754
Healthcare Services - 6.3%
Acadia Healthcare Co., Inc. (a)	179	13,994
agilon health, Inc. (a)	587	13,747
Centene Corp. (a)	176	13,695
Chemed Corp.	31	13,533
Elevance Health, Inc.	34	15,444
HCA Healthcare, Inc.	82	15,071
Humana, Inc.	31	15,041
LHC Group, Inc.	74	12,111
Molina Healthcare, Inc. (a)	42	13,853
Oak Street Health, Inc.	531	13,020
Quest Diagnostics, Inc.	111	13,619
Signify Health, Inc. - Class A	421	12,272
Tenet Healthcare Corp. (a)	270	13,927
UnitedHealth Group, Inc.	30	15,151
		194,478
Home Builders - 1.7%
D.R. Horton, Inc.	201	13,537
Lennar Corp. - Class A	185	13,792
NVR, Inc. (a)	3	11,961
PulteGroup, Inc.	362	13,575
		52,865
Household Products & Wares - 0.4%
Reynolds Consumer Products, Inc.	506	13,161

Insurance - 3.8%
American Financial Group, Inc.	59	7,253
Brown & Brown, Inc.	119	7,197
Cincinnati Financial Corp.	79	7,076
Equitable Holdings, Inc.	267	7,035
Erie Indemnity Co. - Class A	33	7,336
Fidelity National Financial, Inc.	203	7,349
Globe Life, Inc.	72	7,178
Kinsale Capital Group, Inc.	29	7,407
Lincoln National Corp.	161	7,070
Loews Corp.	143	7,127
Markel Corp. (a)	7	7,590
Old Republic International Corp.	345	7,221
The Allstate Corp.	58	7,223
The Hartford Financial Services Group, Inc.	116	7,185
The Progressive Corp.	73	8,483
Voya Financial, Inc.	120	7,260
		116,990
Internet - 1.9%
DoorDash, Inc. - Class A (a)	265	13,104
Lyft, Inc. - Class A	977	12,867
Robinhood Markets, Inc. - Class A (a)	743	7,504
Roku, Inc. (a)	229	12,916
Zillow Group, Inc. - Class C (a)	463	13,246
		59,637
Investment Companies - 0.4%
Ares Capital Corp.	415	7,005
FS KKR Capital Corp.	308	5,221
		12,226
Iron & Steel - 0.4%
Steel Dynamics, Inc.	194	13,764

Leisure Time - 0.4%
Planet Fitness, Inc. - Class A (a)	209	12,051

Lodging - 0.8%
Boyd Gaming Corp.	254	12,103
Choice Hotels International, Inc.	128	14,019
		26,122
Media - 2.6%
Cable One, Inc.	15	12,796
Charter Communications, Inc. - Class A (a)	50	15,168
Fox Corp. - Class A	436	13,376
Liberty Broadband Corp. - Class C (a)	179	13,210
Nexstar Media Group, Inc. - Class A	80	13,348
Sirius XM Holdings, Inc.	2,341	13,367
		81,265
Mining - 0.4%
MP Materials Corp. (a)	431	11,766

Oil & Gas - 8.6%
Antero Resources Corp. (a)	456	13,922
Chesapeake Energy Corp.	149	14,037
Chord Energy Corp.	109	14,908
Civitas Resources, Inc.	226	12,970
Continental Resources, Inc.	215	14,364
Coterra Energy, Inc.	531	13,870
Devon Energy Corp.	243	14,611
Diamondback Energy, Inc.	120	14,455
EOG Resources, Inc.	144	16,089
EQT Corp.	341	13,896
Marathon Oil Corp.	635	14,338
Marathon Petroleum Corp.	148	14,701
Matador Resources Co.	297	14,529
PDC Energy, Inc.	257	14,852
Pioneer Natural Resources Co.	73	15,807
Range Resources Corp. (a)	572	14,449
SM Energy Co.	349	13,126
Southwestern Energy Co. (a)	2,225	13,617
Texas Pacific Land Corp.	4	7,109
		265,650
Pharmaceuticals - 2.3%
Cardinal Health, Inc.	208	13,869
Cigna Corp.	55	15,261
CVS Health Corp.	156	14,878
Neurocrine Biosciences, Inc. (a)	135	14,338
Option Care Health, Inc.	403	12,682
		71,028
Pipelines - 2.2%
DT Midstream, Inc.	236	12,246
Kinder Morgan, Inc.	831	13,828
ONEOK, Inc.	265	13,578
Targa Resources Corp.	232	13,999
The Williams Cos., Inc.	476	13,628
		67,279
Private Equity - 0.5%
Ares Management Corp. - Class A	111	6,876
Blackstone, Inc.	104	8,705
		15,581
Retail - 8.8%
AutoNation, Inc. (a)	128	13,039
BJ's Wholesale Club Holdings, Inc. (a)	183	13,324
Burlington Stores, Inc. (a)	118	13,203
CarMax, Inc. (a)	169	11,157
Casey's General Stores, Inc.	68	13,771
Chipotle Mexican Grill, Inc. (a)	9	13,525
Darden Restaurants, Inc.	110	13,895
Dick's Sporting Goods, Inc.	126	13,185
Dollar General Corp.	64	15,351
Five Below, Inc. (a)	101	13,905
Floor & Decor Holdings, Inc. - Class A (a)	192	13,490
Lithia Motors, Inc.	61	13,088
Murphy USA, Inc.	51	14,020
O'Reilly Automotive, Inc. (a)	20	14,067
RH (a)	55	13,534
Ross Stores, Inc.	164	13,820
Target Corp.	102	15,136
Texas Roadhouse, Inc.	159	13,874
Tractor Supply Co.	73	13,569
Ulta Beauty, Inc. (a)	35	14,042
		272,995
Shipbuilding - 0.4%
Huntington Ingalls Industries, Inc.	60	13,290

Software - 3.3%
Bill.com Holdings, Inc.	106	14,031
Black Knight, Inc. (a)	109	7,056
CCC Intelligent Solutions Holdings, Inc. (a)	644	5,860
Change Healthcare, Inc. (a)	505	13,883
Intuit, Inc.	38	14,718
Jack Henry & Associates, Inc.	39	7,109
Paychex, Inc.	121	13,577
Paycom Software, Inc. (a)	42	13,860
Paycor HCM, Inc.	431	12,740
		102,834
Telecommunications - 1.4%
Frontier Communications Parent, Inc. (a)	621	14,550
Switch, Inc. - Class A	361	12,162
Verizon Communications, Inc.	390	14,808
		41,520
Transportation - 2.6%
CSX Corp.	560	14,918
JB Hunt Transport Services, Inc.	84	13,139
Knight-Swift Transportation Holdings, Inc.	279	13,652
Landstar System, Inc.	84	12,127
Norfolk Southern Corp.	64	13,418
Old Dominion Freight Line, Inc.	55	13,682
		80,936
Water - 0.4%
Essential Utilities, Inc.	291	12,042
TOTAL COMMON STOCKS (Cost $3,081,699)		2,682,548

PARTNERSHIPS - 4.1%
Investment Companies - 0.4%
Icahn Enterprises LP	293	14,532

Pipelines - 3.7%
Cheniere Energy Partners LP	259	13,820
DCP Midstream LP	380	14,276
Energy Transfer LP	1,290	14,229
Enterprise Products Partners LP	651	15,481
Magellan Midstream Partners LP	293	13,920
MPLX LP	470	14,105
Shell Midstream Partners LP	874	13,818
Western Midstream Partners LP	568	14,291
		113,940
TOTAL PARTNERSHIPS (Cost $116,833)		128,472

REAL ESTATE INVESTMENT TRUSTS - 9.0%
AGNC Investment Corp.	764	6,433
Agree Realty Corp.	81	5,474
Alexandria Real Estate Equities, Inc.	52	7,290
American Homes 4 Rent - Class A	217	7,120
Apartment Income REIT Corp.	187	7,222
AvalonBay Communities, Inc.	39	7,183
Boston Properties, Inc.	96	7,197
Brixmor Property Group, Inc.	389	7,185
Camden Property Trust	60	7,167
Crown Castle International Corp.	58	8,384
CubeSmart	180	7,211
Duke Realty Corp.	144	6,941
EastGroup Properties, Inc.	49	7,073
Equity LifeStyle Properties, Inc.	110	6,912
Equity Residential	108	7,260
Essex Property Trust, Inc.	30	7,267
Extra Space Storage, Inc.	42	7,254
Federal Realty Investment Trust	81	7,300
First Industrial Realty Trust, Inc.	155	6,946
Gaming and Leisure Properties, Inc.	157	6,946
Healthcare Reality Trust, Inc.	338	7,047
Healthpeak Properties, Inc.	308	7,059
Host Hotels & Resorts, Inc.	448	7,114
Invitation Homes, Inc.	208	7,024
Kilroy Realty Corp.	136	5,727
Kimco Realty Corp.	393	7,235
Lamar Advertising Co. - Class A	86	7,094
Life Storage, Inc.	66	7,310
Mid-America Apartment Communities, Inc.	47	7,288
National Retail Properties, Inc.	175	6,975
Public Storage	25	7,320
Regency Centers Corp.	134	7,216
Rexford Industrial Realty, Inc.	131	6,812
Simon Property Group, Inc.	80	7,180
Spirit Realty Capital, Inc.	191	6,907
STAG Industrial, Inc.	193	5,487
STORE Capital Corp.	226	7,081
UDR, Inc.	174	7,257
VICI Properties, Inc.	232	6,925
Vornado Realty Trust	241	5,582
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $364,115)		279,405

MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 2.87% (c)	8,349	8,349
TOTAL MONEY MARKET FUNDS (Cost $8,349)		8,349

Total Investments (Cost $3,570,996) - 99.9%		3,098,774
Other assets and liabilities, net - 0.1%		2,259
TOTAL NET ASSETS - 100.0%		$3,101,033

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the seven day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$2,682,548	$-	$-	$2,682,548
Partnerships*	128,472	-	-	128,472
Real Estate Investment Trusts	279,405	-	-	279,405
Money Market Funds	8,349	-	-	8,349
Total Investments - Assets	$3,098,774	$-	$-	$3,098,774

*See Schedule of Investments for industry classifications.